Income Tax - Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal			$ 0	$ 0	$ 0
State			0	16	13
Foreign			0	0	9
Total current provision			0	16	22
Deferred:
Federal			0	0	0
State			0	0	0
Foreign			0	0	0
Total deferred provision			0	0	0
Total provision for income taxes	$ 0	$ 0	$ 0	$ 16	$ 22